Advances for Vessels Under Construction and Other Vessels' Costs (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) Payment Vessel Contract t	Dec. 31, 2024 USD ($) Vessel
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of shipbuilding contracts entered into | Contract	4
Number of hulls being constructed | Vessel	4	4
Number of hulls for which first installment was paid | Vessel		4
Pre-delivery installments	$ 82,333	$ 50,230
Capitalized costs	9,968	8,238
Advances for vessel under construction and other vessels' costs	$ 92,301	58,468
Product/Crude Oil Tankers [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of hulls being constructed | Vessel	3
Product Oil/Chemical Tankers [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of hulls being constructed | Vessel	1
Shipbuilding Construction Contracts [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Interest expense capitalized	$ 1,282	2,975
Costs capitalized	$ 448	5,264
Shipbuilding Construction Contracts [Member] | Hull 1515 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	114,000
Gross contract price	$ 63,250
Number of installment payments to be paid | Payment	5
Shipbuilding Construction Contracts [Member] | Hull 1596 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	114,000
Gross contract price	$ 64,845
Number of installment payments to be paid | Payment	5
Shipbuilding Construction Contracts [Member] | Hull 1597 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	114,000
Gross contract price	$ 64,845
Number of installment payments to be paid | Payment	5
Installment payment made	$ 32,103
Shipbuilding Construction Contracts [Member] | Hull 1515 and 1596 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment made		$ 50,231
Shipbuilding Construction Contracts [Member] | Hull 1624 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	75,000
Gross contract price	$ 56,533
Number of installment payments to be paid | Payment	5